Form N-1A Supplement	Dec. 09, 2025
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 9, 2025 TO THE PROSPECTUSES
DATED February 28, 2025, OF:
Invesco AAA CLO Floating Rate Note ETF (ICLO)
Invesco High Yield Select ETF (HIYS)
Invesco Short Duration Total Return Bond ETF (GTOS)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 9, 2025 TO THE PROSPECTUSES
DATED February 28, 2025, OF:
Invesco AAA CLO Floating Rate Note ETF (ICLO)
Invesco High Yield Select ETF (HIYS)
Invesco Short Duration Total Return Bond ETF (GTOS)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 9, 2025 TO THE PROSPECTUSES
DATED February 28, 2025, OF:
Invesco AAA CLO Floating Rate Note ETF (ICLO)
Invesco High Yield Select ETF (HIYS)
Invesco Short Duration Total Return Bond ETF (GTOS)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.